Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 238,777	$ 247,841
Outstanding financial guarantees, Collateral	231,383	239,650
Outstanding financial guarantees, Net	$ 7,394	8,191
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 230,971	245,156
Outstanding financial guarantees, Collateral	223,711	237,051
Outstanding financial guarantees, Net	7,260	8,105
Letters of guarantee
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	7,806	2,685
Outstanding financial guarantees, Collateral	7,672	2,599
Outstanding financial guarantees, Net	$ 134	$ 86